Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other receivables
Summary of trade and other receivables

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	USD	USD
Trade receivables	2,598,822	3,991,175
Accrued income	1,970,982	2,001,030
Customer wallet receivables	686,561	715,955
Less: provision for expected credit losses	(1,877,815)	(2,328,308)
	3,378,550	4,379,852

Other receivables	616,248	948,025
	3,994,798	5,327,877